Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2017 and 2016. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2017		December 31, 2016
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$46,104	$46,104	$27,664	$27,664
Current derivative assets:
Interest rate swap contracts	950	950	—	—
Foreign exchange forward contracts	629	629	—	—
Non-current derivative assets:
Interest rate swap contracts	9,850	9,850	3,154	3,154
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	961	961	2,039	2,039
Foreign exchange forward contracts	17	17	1,265	1,265
Non-current derivative liabilities:
Interest rate swap contracts	164	164	285	285
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,033,330	1,032,484	745,649	743,898

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2017 and 2016:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	Carrying Value December 31, 2017	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$46,104	$46,104	$—	$—
Current derivative assets:
Interest rate swap contracts	950	—	950	—
Foreign exchange forward contracts	629	—	629	—
Non-current derivative assets:
Interest rate swap contracts	9,850	—	9,850	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	961	—	961	—
Foreign exchange forward contracts	17	—	17	—
Non-current derivative liabilities:
Interest rate swap contracts	164	—	164	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,033,330	—	1,032,484	—
		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	Carrying Value December 31, 2016	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$27,664	$27,664	$—	$—
Current derivative assets:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	3,154	—	3,154	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,039	—	2,039	—
Foreign exchange forward contracts	1,265	—	1,265	—
Non-current derivative liabilities:
Interest rate swap contracts	285	—	285	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	745,649	—	743,898	—